SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	June 30, 2023 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 94.2%
	Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2023	$ 40,000	$ 40,000
	Albuquerque Bernalillo County Water Utility Authority (2005 NMFA Loan and Joint Water and Sewer System Improvements), Series A, 5.00% due 7/1/2026	2,000,000	2,037,602
	Albuquerque Bernalillo County Water Utility Authority (2007 NMFA Loan and Joint Water and Sewer System Improvements), 5.00% due 7/1/2031 - 7/1/2032	1,500,000	1,562,231
	Albuquerque Municipal School District No. 12 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding) GO,
	5.00% due 8/1/2034	1,260,000	1,373,234
	Series 2017, 5.00% due 8/1/2031	1,000,000	1,060,585
	Series A, 4.00% due 8/1/2029	1,300,000	1,300,602
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO,
	Series 2017, 5.00% due 8/1/2026 - 8/1/2028	1,150,000	1,217,354
	Series A, 5.00% due 8/1/2035	500,000	556,315
	Bernalillo County (Government Services) GRT,
	5.25% due 4/1/2027	215,000	225,526
	Series B, 5.70% due 4/1/2027	2,085,000	2,225,865
	Bernalillo County (Government Services; Insured: AMBAC) GRT, 5.25% due 10/1/2023 - 10/1/2025	5,125,000	5,322,956
	Bernalillo County (Government Services; Insured: Natl-Re) GRT, Series B, 5.70% due 4/1/2027	565,000	602,858
	Bernalillo Municipal School District No. 1 (State Aid Withholding) GO, 4.00% due 8/1/2023	160,000	160,061
	Carlsbad Municipal School District (Educational Facilities) (State Aid Withholding) ETM GO, 5.00% due 8/1/2023	1,650,000	1,651,912
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2026	870,000	921,035
	City of Albuquerque (City Infrastructure Improvements) GRT, Series A, 5.00% due 7/1/2025 - 7/1/2034	2,500,000	2,601,405
	City of Albuquerque GO, Series B, 5.00% due 7/1/2023	2,000,000	2,000,000
	City of Albuquerque Refuse Removal & Disposal Revenue, 5.00% due 7/1/2030	40,000	45,621
	City of Albuquerque Transportation Infrastructure GRT, 4.00% due 7/1/2031	800,000	840,524
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 3.90% due 6/1/2040 (put 6/1/2028)	2,000,000	2,004,406
	City of Las Cruces (Joint Utility System),
	4.00% due 6/1/2028	475,000	488,072
	Series A, 4.00% due 6/1/2025	750,000	763,503
	City of Roswell (Joint Water and Sewer Improvement; Insured: BAM), 5.00% due 6/1/2026 - 6/1/2036	2,050,000	2,150,948
	City of Roswell GRT, 4.00% due 8/1/2029	260,000	271,077
	City of Santa Fe (El Castillo Retirement Residences), 4.50% due 5/15/2027	2,680,000	2,555,096
	City of Santa Fe (Public Facilities) GRT,
	5.00% due 6/1/2028 - 6/1/2029	1,880,000	1,913,350
	Series A, 5.00% due 6/1/2034 - 6/1/2038	1,870,000	2,023,641
	City of Santa Fe Gasoline Tax GRT, 5.00% due 6/1/2024 - 6/1/2028	1,555,000	1,635,767
	County of McKinley (Insured: BAM) GRT, 4.00% due 6/1/2043	750,000	720,120
	County of San Juan (County Capital Improvements) GRT, Series B, 5.00% due 6/15/2028 - 6/15/2030	2,645,000	2,687,476
	County of Sandoval GO, 5.00% due 8/1/2025 - 8/1/2029	2,015,000	2,141,512
	County of Santa Fe (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2025 - 6/1/2027	2,190,000	2,270,680
	County of Santa Fe (County Correctional System; Insured: AGM), 6.00% due 2/1/2027	775,000	817,310
	County of Santa Fe GO, 5.00% due 7/1/2024	825,000	840,218
	Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2035 - 7/1/2037	2,200,000	2,269,524
	Hobbs School District No. 16 (State Aid Withholding) GO, 5.00% due 9/15/2028 - 9/15/2029	1,110,000	1,226,800
	Hobbs School District No. 16 (State Aid Withholding) GO,
	5.00% due 9/15/2030	245,000	276,393
	Series A, 5.00% due 9/15/2028 (pre-refunded 9/15/2024)	1,000,000	1,021,284
	Lea County Public School District No. 8 Eunice (State Aid Withholding) GO, 5.00% due 9/15/2032 - 9/15/2033	2,185,000	2,434,514
	New Mexico Educational Assistance Foundation AMT, Series 1A, 5.00% due 9/1/2029	1,000,000	1,076,694
	New Mexico Finance Authority, Series B, 5.00% due 6/1/2032	860,000	968,847
	New Mexico Finance Authority (State Highway Infrastructure), Series A, 5.00% due 6/15/2026 - 6/15/2027	2,415,000	2,455,643
	New Mexico Finance Authority (State of New Mexico Department of Transportation), Series A, 5.00% due 6/15/2025 - 6/15/2026	1,730,000	1,825,253
	New Mexico Finance Authority (The Public Project Revolving Fund Program), Series A, 5.00% due 6/15/2031	1,000,000	1,038,413
	New Mexico Finance Authority (The Public Project Revolving Fund),
	Series C, 5.00% due 6/1/2029 - 6/1/2034	4,110,000	4,271,490
	Series D, 5.00% due 6/15/2029 - 6/1/2033	995,000	1,088,216
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group),
	Series A, 5.00% due 7/1/2033 - 7/1/2034	735,000	675,167
	Series LA, 5.00% due 7/1/2032	575,000	533,527
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	5.00% due 8/1/2031 (pre-refunded 8/1/2025)	600,000	623,278
	Series A,
	4.00% due 8/1/2036 - 8/1/2037	3,965,000	3,924,877
	5.00% due 8/1/2039	1,440,000	1,522,319
	New Mexico Hospital Equipment Loan Council (San Juan Regional Medical Center, Inc.), 5.00% due 6/1/2030 - 6/1/2031	1,215,000	1,296,625
	New Mexico Institute of Mining and Technology (Campus Buildings Acquisition & Improvements; Insured: AGM), 4.00% due 12/1/2035 - 12/1/2040	2,610,000	2,619,195

SCHEDULE OF INVESTMENTS, Continued
Thornburg New Mexico Intermediate Municipal Fund	June 30, 2023 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	New Mexico Mortgage Finance Authority (Collateralized: GNMA, FNMA, FHLMC),
	Series A, 4.25% due 9/1/2043	$1,000,000	$ 957,269
	Series B, 4.55% due 9/1/2043	1,500,000	1,502,881
	Series C, 2.85% due 7/1/2031	370,000	362,397
	Series F,
	2.60% due 7/1/2034	475,000	448,890
	2.85% due 7/1/2039	1,240,000	1,184,106
[a]	New Mexico Mortgage Finance Authority (JLG Central 217 LLLP), 0.53% due 11/1/2024 (put 5/1/2024)	500,000	487,811
	New Mexico Municipal Energy Acquisition Authority (Guaranty: Royal Bank of Canada), Series A, 4.00% due 11/1/2024	1,500,000	1,493,070
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements), Series A, 5.00% due 4/1/2032 - 4/1/2036	4,510,000	4,773,775
	Regents of the University of New Mexico (Campus Buildings Acquisition & Improvements), Series A, 4.50% due 6/1/2034 - 6/1/2036	4,500,000	4,673,299
	Rio Rancho Public School District No. 94 (State Aid Withholding) GO, Series A, 5.00% due 8/1/2026	1,085,000	1,147,233
	Santa Fe Public School District (State Aid Withholding) GO, 5.00% due 8/1/2032 - 8/1/2034	2,800,000	3,161,038
	State of New Mexico Severance Tax Permanent Fund, 5.00% due 7/1/2028	465,000	513,600
	State of New Mexico Severance Tax Permanent Fund (Educational Facilities), Series A, 5.00% due 7/1/2025	2,040,000	2,111,645
	Town of Silver City (Insured: BAM) GRT, 5.00% due 6/1/2037	610,000	652,516
	University of New Mexico, Series A, 4.00% due 6/1/2032	385,000	397,204
	University of New Mexico (Insured: AGM), 4.375% due 6/1/2043	1,005,000	1,027,343
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 5.00% due 9/1/2029 - 9/1/2032	1,330,000	1,476,540
	TOTAL LONG-TERM MUNICIPAL BONDS — 94.2% (Cost $107,619,698)		$106,547,538
	SHORT-TERM MUNICIPAL BONDS — 0.5%
[a]	University of New Mexico (SPA U.S. BANK NA), Series B 3.75% due 6/1/2026 (put 7/10/2023)	640,000	640,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 0.5% (Cost $640,000)		$640,000
	Total Investments — 94.7% (Cost $108,259,698)		$107,187,538
	Other Assets Less Liabilities — 5.3%		5,956,571
	Net Assets — 100.0%		$113,144,109

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2023.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
ETM	Escrowed to Maturity
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
Natl-Re	Insured by National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New Mexico Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class D, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.